Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jul. 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Sep. 30, 2017	May 31, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,939	$ 8,578	$ 14,480
Sohu.com Limited [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options								6,000	32,000	13,000	1,068,000
Exercise prices of option granted								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Award vesting period	4 years
Number of options granted in period	108,000
Total fair value of stock options granted	$ 30,300
Share-based compensation expense	700	1,800	2,600
Total fair values of share options vested	1,800	2,100	1,000
Total intrinsic value of share options exercised	$ 500	$ 800	$ 700
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				5,000	34,000	477,500	20,000
Exercise prices of option granted				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of options granted in period	1,035,888